Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average assumptions used to estimate fair value of options granted
Six Months Ended June 30, 2013
Expected volatility	259.31%
Expected life of option	6.20 Years
Risk free interest rate	1.11%
Expected dividend yield	0%

Year Ended December 31, 2012
Expected volatility	292.52%
Expected life of option	5.96 Years
Risk free interest rate	0.98%
Expected dividend yield	0.00%

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options granted

	Number of Options	Weighted Average Exercise Price
Stock Options:
Outstanding at December 31, 2012	4,525,205	$0.97
Granted	1,316,960	0.57
Exercised	-	-
Expired or canceled, during the period	(750,000)	1.08
Forfeited, during the period	(295,500)	1.04
Outstanding at June 30, 2013	4,796,665	0.84
Exercisable at June 30, 2013	1,967,478	$0.78

	Number of Options	Weighted Average Exercise Price
Stock Options:
Outstanding at December 31, 2011	8,118,955	$0.41
Granted	1,502,000	1.41
Exercised	(470,000)	0.64
Expired or canceled, during the period	(4,515,000)	0.13
Forfeited, during the period	(110,750)	0.97
Outstanding at December 31, 2012	4,525,205	0.97
Exercisable at December 31, 2012	2,171,614	$0.73

Schedule of unvested stock options / restricted stock award
	Number of Options	Weighted Average Grant Date Fair Value
Unvested Stock Options:
Unvested stock options outstanding at December 31, 2011	1,885,955	$0.54
Granted	1,502,000	1.26
Vested	(923,614)	0.55
Forfeited, during the period	(110,750)	0.68
Unvested stock options outstanding at December 31, 2012	2,353,591	$0.99

Non-employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options granted

	Number of Options	Weighted Average Exercise Price
Non-employee Stock Options:
Outstanding at December 31, 2012	900,000	$1.08
Granted	50,000	0.54
Exercised	-
Expired or canceled, during the period	(750,000)	1.08
Forfeited, during the period	-
Outstanding at June 30, 2013	200,000	0.93
Exercisable at June 30, 2013	150,000	$1.06

	Number of Options	Weighted Average Exercise Price
Non-employee Stock Options:
Outstanding at December 31, 2011	530,000	$0.94
Granted	400,000	1.21
Exercised	(30,000)	0.33
Expired or canceled, during the period	-
Forfeited, during the period	-
Outstanding at December 31, 2012	900,000	1.08
Exercisable at December 31, 2012	525,000	$0.99

Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of unvested stock options / restricted stock award

	Number of RSAs	Weighted Average Grant Date Fair Value
Restricted Stock Awards:
Outstanding at December 31, 2012	5,175,000	$0.68
Granted	5,630,000	0.53
Vested	-
Forfeited, during the period	-
Outstanding at June 30, 2013	10,805,000	$0.60

	Number of RSAs	Weighted Average Grant Date Fair Value
Restricted Stock Awards:
Outstanding at December 31, 2011	5,150,000	$0.65
Granted	325,000	1.12
Vested	-
Expired or canceled, during the period	(300,000)	0.45
Forfeited, during the period	-
Outstanding at December 31, 2012	5,175,000	$0.68

Unvested Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options granted

	Number of Options	Weighted Average Grant Date Fair Value
Unvested Stock Options:
Unvested stock options outstanding at December 31, 2012	2,353,591	$0.99
Granted	1,316,960	0.56
Vested	(265,864)	1.00
Expired or canceled, during the period	(300,000)	1.21
Forfeited, during the period	(275,500)	0.70
Unvested stock options outstanding at June 30, 2013	2,829,187	$0.77